Offerings - Offering: 1	Sep. 11, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.00025 per share
Maximum Aggregate Offering Price	$ 1,164,580,258.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 178,297.24
Offering Note	Note 1.a. Includes securities initially offered and sold outside the United States that may be resold from time to time in the United States either as part of their distribution or within 40 days after the later of the effective date of this registration statement and the date the securities are first bona fide offered to the public. These securities are not being registered for the purpose of sales outside of the United States. Note 1.b. Includes Class A ordinary shares represented by American depositary shares, or ADSs, each of which represents one Class A ordinary share. The ADSs issuable on deposit of the Class A ordinary shares registered hereby have been registered under separate registration statements on Form F-6 (333-227062) and Form F-6 (333-248194). Note 1.c. Includes 181,818,190 Class A ordinary shares offered and up to 27,272,728 Class A ordinary shares the underwriters have an option to purchase. Note 1.d. Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.